DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 13,206,717	$ 12,363,429	$ 27,791,190	$ 24,713,206	$ 53,376,874	$ 50,347,652
Greece [Member]
Revenue	12,912,561	11,582,138	27,138,133	23,496,370	50,526,307	49,812,839
United States [Member]
Revenue	0	294	0	294	504	0
UK [Member]
Revenue	230,338	745,664	542,907	1,147,894	2,418,373	403,532
Croatia [Member]
Revenue	(80)	0	19,263	0	26,985	38,596
Cyprus [Member]
Revenue	50,208	35,333	72,545	68,648	180,404	92,685
Bulgaria [Member]
Revenue	$ 13,690	$ 0	$ 18,342	$ 0	210,033	0
Ireland [Member]
Revenue					1,636	0
Cayman Islands [Member]
Revenue					$ 12,632	$ 0